As filed with the Securities and Exchange Commission on September 1, 1995
                                                Registration No. 33-_____


     SECURITIES AND EXCHANGE COMMISSION
          Washington, D.C.  20549


                  Form S-8
           REGISTRATION STATEMENT
                   UNDER
         THE SECURITIES ACT OF 1933



               SUPERTEX, INC.
(Exact name of registrant as specified in its charter)

       CALIFORNIA     94-2328535
(State of incorporation)(IRS Employer Identification No.)
            1225 Bordeaux Drive
     Sunnyvale, California  94088-3607
  (Address of principal executive offices)


           1991 Stock Option Plan
          (Full Title of the Plan)

                HENRY C. PAO
                 President
               SUPERTEX, INC.
            1225 Bordeaux Drive
      Sunnyvale, California 94088-3607
  (Name and address of agent for service)

               (408) 744-0100
(Telephone number, including area code, of agent for service)


                 Copies to:
         THOMAS C. DEFILIPPS, ESQ.
     WILSON, SONSINI, GOODRICH & ROSATI
          Professional Corporation
             650 Page Mill Road
      Palo Alto, California 94304-1050


                       CALCULATION OF REGISTRATION FEE

                                                                Proposed
                                             Proposed Maximum   Maximum
Title of Securities to be   Amount to be     Offering Price     Aggregate          Amount of
Registered                  Registered       Per Share          Offering Price     Registration Fee
_________________________   ____________     ________________   ______________
____________
Common Stock

- -     1991 Stock Option Plan

     Shares Subject to
     Outstanding Options          8,285        $ 8.94<F1>       $     74,067.90     $    25.54

     Shares Available for

     Future Option Grant         991,715        $11.375<F2>     $ 11,280,758.12     $ 3,889.94


TOTAL                          1,000,000                                            $  3,915.48
                               =========                                            ===========

<F1>
Actual weighted average exercise price.
<F2>
Estimated solely for the purpose of calculating the amount of registration fee on the basis of the average of the high and low price reported in the Nasdaq National Market System on August 29, 1995.

                  PART II

  INFORMATION REQUIRED IN THE REGISTRATION STATEMENT


Item 3.  Information Incorporated by Reference.

  There are hereby incorporated by reference in this registration statement the following documents and information heretofore filed with the Securities and Exchange Commission:

  1. The Company's Quarterly Report on Form 10-Q for the fiscal quarter ended June 30, 1995, filed pursuant to Section 13 of the Securities Exchange Act of 1934 (the "Exchange Act").

  2. The Company's Annual Report on Form 10-K for the fiscal year ended March 31, 1995, filed pursuant to Section 13 of the Exchange Act.

  3. The Registration Statement on Form S-8, filed on November 1, 1991, pursuant to Section 5 of the Securities Act of 1933, as amended.

  All documents filed by the Company pursuant to Sections 13(a), 13(c), 14 and 15(d) of the Exchange Act, after the date of this registration statement and prior to the filing of a post-effective amendment which indicates that all securities offered have been sold or which deregisters all securities then remaining unsold, shall be deemed to be incorporated by reference in this regis-tration statement and to be part hereof from the date of filing such documents.


Item 4.  Description of Securities.

  Not applicable.


Item 5.  Interests of Named Experts and Counsel.

  Not applicable.


Item 6.  Indemnification of Directors and Officers.

  Section 317 of the California Corporations Code authorizes a court to award, or a corporation's Board of Directors to grant, indemnity to directors and officers in terms sufficiently broad to permit such indemnification under certain circumstances for liabilities (including reimbursement for expenses incurred) arising under the Securities Act. The Company's Articles of Incorporation, as amended, limit the liability of the Company's directors for monetary damages arising from breach of their fiduciary duty, except to the extent otherwise required by the California Corporations Code. Article VI of the Company's Bylaws provides for indemnification of the Company's directors, officers, employees, and other agents to the maximum extent permitted by the California Corporations Code.


Item 7.  Exemption from Registration Claimed.

  Not applicable.


Item 8.  Exhibits.

    Exhibit
     Number

        3.4        Bylaws, as restated
        4.1        1991 Stock Option Plan, as amended and Form of
                   Stock Option Agreement
        5.1        Opinion of Wilson, Sonsini, Goodrich & Rosati, P.C.
       23.1        Consent of Coopers & Lybrand, L.L.P.,
                   Independent Auditors
       23.2        Consent of Wilson, Sonsini, Goodrich & Rosati,
                   P.C. (contained in Exhibit 5.1)
       24.1        Power of Attorney (See Page 6)


Item 9.  Undertakings.

       (a)  The undersigned registrant hereby undertakes:

            (1) To file, during any period in which offers or sales are being made, a post-effective amendment to this Registration Statement:

                        (i)     To include any prospectus required by
            Section 10(a)(3) of the Securities Act of 1933;

                       (ii) To reflect in the prospectus any facts or events arising after the effective date of the Registration Statement (or the most recent post-effective amendment thereof) which, individually or in the aggregate, represent a fundamental change in the information set forth in the Registration Statement;

                      (iii) To include any material information with respect to the plan of distribution not previously disclosed in the Registration Statement or any material change to such information in the Registration Statement;

provided, however, that paragraphs (a)(1)(i) and (a)(1)(ii) do not apply if the information required to be included in a post-effective amendment by those paragraphs is contained in the periodic reports filed by the registrant pursuant to Section 13 or 15(d) of the Securities Exchange Act of 1934 that are incorporated by reference in the registration statement.

            (2) That, for the purpose of determining any liability under the Securities Act, each such post-effective amendment shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof.

            (3) To remove from registration by means of a post-effective amendment any of the securities being registered which remain unsold at the termination of the offering.

       (b) The undersigned registrant hereby undertakes that, for purposes of determining any liability under the Securities Act, each filing of the registrant's annual report pursuant to Section 13(a) or Section 15(d) of the Exchange Act (and, where applicable, each filing of an employee benefit plan's annual report pursuant to Section 15(d) of the Exchange Act) that is incorporated by reference in the registration statement shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof.

       (c) Insofar as indemnification for liabilities arising under the Securities Act may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

                       SIGNATURES


The Company

       Pursuant to the requirements of the Securities Act of 1933, the registrant certifies that it has reasonable grounds to believe that it meets all of the requirements for filing on Form S-8 and has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Sunnyvale, State of California, on August 30, 1995.


                           SUPERTEX, INC.


                           By:  Henry C. Pao
                                Henry C. Pao, President




             POWER OF ATTORNEY


       KNOW ALL PERSONS BY THESE PRESENTS, that each person whose signature appears below constitutes and appoints Henry C. Pao his attorney-in-fact, with the power of substitution, for him in any and all capacities, to sign any amendments to this Registration Statement on Form S-8, and to file the same, with exhibits thereto and other documents in connection therewith, with the Securities and Exchange Commission, hereby ratifying and confirming all that said attorney-in-fact, or his substitute, may do or cause to be done by virtue hereof.

       Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.


SIGNATURE                      TITLE                                DATE

Henry C. Pao       President, Chief Executive Officer
(Henry C. Pao)     (Principal)Executive Officer), Chief         August 30, 1995
                   Financial Officer(Principal Financial
                   Officer) and Director

Jerry Chan         Controller (Principal Accounting Officer)    August 30, 1995
(Jerry Chan)

Benedict C. K. Choy   Senior Vice President, Secretary
(Benedict C. K. Choy) and Director                              August 30, 1995



Richard Siegel     Executive Vice President, and Director       August 30, 1995
(Richard Siegel)


Frank Pao          Director                                     August 30, 1995
(Frank Pao)


Yunni Pao          Director                                     August 30, 1995
(Yunni Pao)

                               CONSENT OF COUNSEL



       The consent of Wilson, Sonsini, Goodrich & Rosati, Professional Corporation, is contained in its opinion filed as Exhibit 5.1 to the Registration
Statement.

                               INDEX TO EXHIBITS


Exhibit Number               Description                   Sequentially
                                                           Numbered Page

3.4              Bylaws, as restated

4.1              1991 Stock Option Plan and Form of Stock
                 Option Agreement

5.1              Opinion of Wilson, Sonsini, Goodrich &
                 Rosati, P.C.

23.1             Consent of Coopers & Lybrand, L.L.P.,
                 Independent Auditors

23.2             Consent of Wilson, Sonsini, Goodrich &     Contained in
                 Rosati, P.C.                               Exhibit 5.1

24.1             Power of Attorney                          Page 6 of
                                                            Registration
                                                            Statement





[FN]
____________________
* Incorporated by reference from exhibits to the Company's Annual Report on Form 10-K filed on May 22, 1995.